Segment information	6 Months Ended
Jun. 30, 2013
Segment information [Abstract]
Segment information
Note 3 - Segment information

Operating segments

The Company's fleet is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.

A breakdown of the Company's revenues by customer for the six months ended June 30, 2013, and 2012 are follows:

Contract revenue split by customer

(In US$ millions)	Six months ended June 30,
	2013	2012

ExxonMobil	30%	43%
Total	32%	39%
Chevron	13%	16%
BP	25%	2%
Total	100%	100%

Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Six months ended June 30,
	2013	2012

Nigeria	$107.2	$110.9
China	-	80.1
Angola	42.9	43.3
Vietnam	-	32.3
Canada	100.9	-
United States	82.0	7.3
Other	-	1.1
Total	$333.0	$275.0

Asset location at the end of the period is not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during the period.

As of June 30, 2013 and June 30, 2012 the drilling rigs were located as follows:

Fixed Assets – Drilling units

(In US$ millions)	June 30, 2013	December 31, 2012

Nigeria	$544.8	$553.9
Angola	186.0	194.3
Canada	543.0	545.7
United States	801.4	809.1
Total	$2,075.2	$2,103.0